Goodwill and Other Intangible Assets (Details) - Schedule of Other Intangible Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	$ 562,154	$ 522,064
Accumulated Amortization	(420,953)	(400,662)
Net Book Value	141,201	121,402
Developed technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	406,822	387,603
Accumulated Amortization	(296,590)	(283,671)
Net Book Value	110,232	103,932
Patents [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	18,963	17,508
Accumulated Amortization	(9,989)	(8,970)
Net Book Value	8,974	8,538
Trademarks and trade names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	21,355	16,278
Accumulated Amortization	(15,224)	(14,030)
Net Book Value	6,131	2,248
Customer relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	107,948	93,609
Accumulated Amortization	(92,084)	(86,925)
Net Book Value	15,864	6,684
Capitalized software development costs [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount, Net of Impairment	7,066	7,066
Accumulated Amortization	(7,066)	(7,066)
Net Book Value